Vessels - Operating vessels and drydock rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,002,888
Ending balance	3,842,071	$ 4,002,888
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,905,976	4,720,468
Additions	36,650	203,205
Write-offs	(24,269)	(17,697)
Ending balance	4,918,357	4,905,976
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(903,088)	(712,310)
Write-offs	24,269	17,697
Charge for the period	(197,467)	(194,268)
Impairment loss		(14,207)
Ending balance	(1,076,286)	(903,088)
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,924,147
Ending balance	3,762,479	3,924,147
Vessels | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,773,502	4,611,945
Additions	9,384	162,404
Write-offs	0	(847)
Ending balance	4,782,886	4,773,502
Vessels | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(849,355)	(665,586)
Write-offs	0	847
Charge for the period	(171,052)	(170,409)
Impairment loss		(14,207)
Ending balance	(1,020,407)	(849,355)
Drydock
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,741
Ending balance	79,592	78,741
Drydock | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	132,474	108,523
Additions	27,266	40,801
Write-offs	(24,269)	(16,850)
Ending balance	135,471	132,474
Drydock | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(53,733)	(46,724)
Write-offs	24,269	16,850
Charge for the period	(26,415)	(23,859)
Impairment loss		0
Ending balance	$ (55,879)	$ (53,733)